Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 8 Intangible Assets

The Company’s intangible assets consist of core deposit intangibles and mortgage servicing rights. A summary of mortgage servicing rights activity for 2015 and 2014 is as follows:

(Dollars in thousands)	2015	2014
Mortgage servicing rights:
Balance, beginning of year	$1,507	1,708
Originations	547	316
Amortization	(555)	(517)
Balance, end of year	1,499	1,507
Valuation reserve	0	0
Mortgage servicing rights, net	$1,499	1,507
Fair value of mortgage servicing rights	$2,590	2,562

All of the single family loans sold where the Company continues to service the loans are serviced for Federal National Mortgage Association (FNMA) under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at December 31, 2015:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$218,688	4.21%	301	1,854
15 year fixed rate	107,493	3.23	139	1,192
Adjustable rate	59	4.38	305	2

The gross carrying amount of intangible assets and the associated accumulated amortization at December 31, 2015 and 2014 are presented in the following table. Amortization expense for intangible assets was $0.6 million, $0.5 million, and $0.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2015
Mortgage servicing rights	$3,739	(2,240)	1,499
Core deposit intangible	421	(28)	393
Total	$4,160	(2,268)	1,892

December 31, 2014
Mortgage servicing rights	$3,600	(2,093)	1,507

The following table indicates the estimated future amortization expense for intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Intangible Assets
Year ended December 31,
2016	$440	74	514
2017	357	74	431
2018	268	74	342
2019	208	74	282
2020	119	74	193
Thereafter	107	23	130
	$1,499	393	1,892

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2015. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.